Document And Entity Information	Aug. 06, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 06, 2026
Entity File Number	001-37625
Entity Registrant Name	Voyager Therapeutics, Inc.
Entity Central Index Key	0001640266
Entity Tax Identification Number	46-3003182
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	75 Hayden Avenue
Entity Address, City or Town	Lexington
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02421
City Area Code	857
Local Phone Number	259-5340
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	VYGR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false